Shareholders' Equity And Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Tax Effects Of Each Component Of Other Comprehensive Income

	2012
(Dollars in thousands)	Before-Tax Amount	Tax (Expense) Benefit	Net-of-Tax Amount

Unrealized gain on securities:
Unrealized holding losses arising during the period	$2,174	$(761)	$1,413
Other-than-temporary impairment realized in net income	—	—	—
Less: reclassification adjustment for gains included in net income	(3,739)	1,308	(2,431)

Net unrealized losses	(1,565)	547	(1,018)

Fair value of derivative instruments designated as cash flow hedges
Change in fair value of derivative instruments designated as cash flow hedges during the period	$(22)	$8	$(14)
Less: reclassification adjustment for losses included in net income	1,618	(566)	1,052

Fair value of derivative instruments designated as cash flow hedges	1,596	(558)	1,038

Total other comprehensive income	$31	$(11)	$20

	2011
(Dollars in thousands)	Before-Tax Amount	Tax (Expense) Benefit	Net-of-Tax Amount

Unrealized gain on securities:
Unrealized holding gains arising during the period	$36,328	$(12,714)	$23,613
Other-than-temporary impairment realized in net income	(509)	178	(331)
Less: reclassification adjustment for gains included in net income	(3,422)	1,198	(2,224)

Net unrealized gains	32,397	(11,339)	21,058

Fair value of derivative instruments designated as cash flow hedges
Change in fair value of derivative instruments designated as cash flow hedges during the period	$(19,078)	$6,677	$(12,401)
Less: reclassification adjustment for losses (gains) included in net income	1,723	(603)	1,120

Fair value of derivative instruments designated as cash flow hedges	(17,355)	6,074	(11,281)

Total other comprehensive income	$15,042	$(5,265)	$9,777

	2010
(Dollars in thousands)	Before-Tax Amount	Tax (Expense) Benefit	Net-of-Tax Amount

Unrealized gain on securities:
Unrealized holding losses arising during the period	$(2,103)	$736	$(1,367)
Other-than-temporary impairment realized in net income	(517)	180	(337)
Less: reclassification adjustment for gains included in net income	(5,172)	1,810	(3,362)

Net unrealized losses	(7,792)	2,726	(5,066)

Fair value of derivative instruments designated as cash flow hedges
Change in fair value of derivative instruments designated as cash flow hedges during the period	$(5,751)	$2,013	$(3,738)
Less: reclassification adjustment for losses (gains) included in net income	1,643	(575)	1,068

Fair value of derivative instruments designated as cash flow hedges	(4,108)	1,438	(2,670)

Total other comprehensive income	$(11,900)	$4,164	$(7,736)

Schedule Of Treasury Shares Repurchased

Period	Total Number of Shares Purchased	Average Price Paid Per Share	Total Number of Shares Purchased as Part of Publicly Announced Plan	Maximum Number of Shares Available for Purchase Pursuant to Publicly Announced Plan

June 1-30	48,188	$47.93	48,188	851,812
August 1-31	748,488	47.38	796,676	103,324
September 1-30	56,632	46.97	853,308	46,692

Total	853,308	$47.38	853,308	46,692